PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 222,550	$ 227,733
Less accumulated depreciation and amortization	97,514	96,154
Total premises and equipment	125,036	131,579
Operating Leases, Rent Expense	7,100	7,900	$ 7,000
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	41,711	41,112
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	104,576	107,918
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	55,165	55,368
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	19,377	19,544
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,721	$ 3,791